Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 199,062,233.91
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $199,062,233.91. The prospectus is a final prospectus for the related offering.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 199,062,233.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true